Leasing - Schedule of Operating Lease Term and Discount Rate (Detail)	Dec. 31, 2019
Lessee Disclosure [Abstract]
Weighted average remaining lease term (in years)	9 years 3 months 3 days
Weighted average discount rate	2.79%